                                                                 CIK: 0001046407

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                 March 10, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account D
          File No. 811-08385

Commissioners:

     Annual reports dated December 31, 2008 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 00007104797, File No. 811-04257 and DWS Variable Series II, CIK No. 0000810573, File No. 811-05002.

The Annual reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511, Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

The Annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-083210.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 00008221071, File No. 811-053410.

The Annual reports for certain portfolios of T. Rowe Price Equity Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143 and T. Rowe Price Fixed Income Series Inc., CIK No. 00009204107, File No. 811-07153.

                                        Sincerely,


                                        /s/ Gina C. Sandonato
                                        ----------------------------------------
                                        Gina C. Sandonato